Congress Large Cap Growth Fund
Congress Large Cap Growth Fund
Investment Objective
The Congress Large Cap Growth Fund (the “Large Cap Fund”) seeks long‑term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Congress Large Cap Growth Fund	Retail Class	Institutional Class
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.23%	0.23%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.99%	0.74%

Example
The Example below is intended to help you compare the cost of investing in the Large Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Large Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Congress Large Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Retail Class	101	315	547	1,213
Institutional Class	76	237	411	918

Portfolio Turnover
The Large Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year of the Accounting Survivor (October 31, 2016), as defined below in the section entitled Performance Information, the portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies
The Large Cap Fund attempts to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large‑capitalization companies.  The Large Cap Fund defines large size market capitalization as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 1000® Growth Index.  As of the last reconstitution date, May 12, 2017, the market capitalization of companies in the Russell 1000® Growth Index ranged from $2.3 billion to $813 billion.  The Large Cap Fund may also invest from time to time in equity securities of mid‑capitalization companies.  Equity securities in which the Fund may invest include common stock and preferred stock.  The Large Cap Fund may also invest up to 15% of its total assets in equity securities of foreign issuers traded on foreign exchanges, in foreign currencies, or through American Depositary Receipts (“ADRs”) and similar investments, such as European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  The Advisor employs a “bottom‑up” approach to stock selection, which means that the Advisor chooses the Fund’s investments based on a company’s future prospects and not on any significant economic or market cycle.  The Advisor also uses a growth‑style approach to selecting securities with a focus on high quality companies.  The Advisor’s fundamental approach emphasizes growth of earnings and free cash flow.  The Advisor may sell a security for a number of reasons including, but not limited to, if it determines that the security no longer meets its investment criteria or if a new security is judged more attractive than a current holding.  As of March 31, 2017, over 25% of the Large Cap Fund’s assets were invested in securities within the information technology sector.

Principal Risks of Investing in the Large Cap Fund
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  The following are the principal risks that could affect the value of your investment:

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Equity Market Risk:  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.

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Foreign Investment Risk:  Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices.  ADRs listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares.  When the Fund invests in depositary receipts as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the depositary receipt may not provide a return that corresponds precisely with that of the underlying foreign shares.

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Information Technology Risk:  The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation, and general economic conditions.

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Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issues in other countries or regions.

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Growth Style Investment Risk:  Growth stocks may lose value or fall out of favor with investors.  Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

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Large Companies Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large‑cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Management Risk: The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.

•	Regulatory Risk: Changes in government regulations may adversely affect the value of a security.

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Sector-Focus Risk:  Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

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Smaller and Medium Companies Risk: Securities of medium cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.

The information shown below reflects the historical performance of the Century Shares Trust, a series of Century Capital Management Trust (the “Accounting Survivor”).  Effective as of the close of business on September 15, 2017, the Accounting Survivor was reorganized into the Fund (the “Reorganization”).  The information shown below is based on the net asset value (“NAV”) per share of the Accounting Survivor prior to the Reorganization.  As part of the Reorganization, Institutional Class shares of the Accounting Survivor were exchanged for Institutional Class shares of the Fund.  As of the date of the Reorganization, the Accounting Survivor did not have any Retail Class shares outstanding.  Upon completion of the reorganization, the Fund assumed the performance, financial and other historical information of the Accounting Survivor.  The Accounting Survivor and the Fund have substantially similar investment objectives and strategies.  Disclosure differences between the investment objectives and strategies for the Accounting Survivor and the Fund have not resulted in substantial differences in the actual management of the Accounting Survivor and the Fund.  As such, the Reorganization is not expected to result in substantial changes in the actual management of the Fund.  One of the two portfolio managers of the Accounting Survivor is a member of the portfolio management team of the Fund.  The Fund has lower expenses than the Accounting Survivor (including a lower management fee).  The Accounting Survivor’s performance would have been higher than that shown had it operated with the Fund’s current expense levels.

The bar chart below only illustrates how Institutional Class shares of the Accounting Survivor’s total returns have varied from one calendar year to another over the past 10 years.  The returns for the Fund’s Retail Class shares, both before and after taxes, may be lower than the returns shown in the bar chart below for the Institutional Class shares of the Accounting Survivor, depending on the fees and expenses of the Retail Class shares.  The Fund’s returns show below would have been higher had the Accounting Survivor been subject to the Funds lower operating expenses.  The table below illustrates how the Accounting Survivor’s average annual total returns for the 1‑year, 5-year and 10-year periods compare with a domestic broad‑based market index and a secondary index provided to offer a broader market perspective.  The Fund’s performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance is available on the Fund’s website at www.congressasset.com/funds.

Congress Large Cap Growth Fund Calendar Year Total Return as of December 31 Institutional Class

Year to Date Return as of 6/30/2017: 14.76%
Highest Quarterly Return:	Q1, 2012	16.14%

Lowest Quarterly Return:	Q4, 2008	-21.64%

Average Annual Total Returns as of December 31, 2016
Average Annual Returns - Congress Large Cap Growth Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Inception Date
Institutional Class	Institutional Class Shares Return Before Taxes	0.66%		13.26%		6.41%
Retail Class	Retail Class Shares Return Before Taxes	0.41%	[1]	12.98%	[1]	6.15%	[1]	Mar. 31, 2009
After Taxes on Distributions | Institutional Class	Institutional Class Shares Return After Taxes on Distributions	(0.14%)		10.80%		4.64%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	1.05%		10.47%		5.09%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%		14.66%		6.95%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	7.08%		14.50%		8.33%
[1]	Retail Class shares commenced operations on March 31, 2009. Performance information of the Retail Class shares shown for periods prior to the Reorganization is the performance of the Fund's Institutional Class shares and is adjusted to reflect the expense ratio of the Retail Class shares.

After tax returns in the table above are only illustrated for the Fund’s Institutional Class Shares.  After tax returns for the Fund’s Retail Class Shares will vary.  After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after‑tax returns depend on your situation and may differ from those shown.  Furthermore, the after‑tax returns shown are not relevant to those who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.